Offerings - Offering: 1	Oct. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock underlying Preferred Stock issued to Selling Stockholder
Amount Registered | shares	4,199,590
Proposed Maximum Offering Price per Unit	3.68
Maximum Aggregate Offering Price	$ 15,454,491.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,134.27
Offering Note	(a) Represents shares offered by the selling stockholder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock being registered hereunder include such indeterminate number of shares as may be issuable as a result of stock splits, stock dividends or similar transactions. (b) Estimated solely for the purpose of calculating the registration fee and is based on the average of the high and low sales prices of the registrant's common stock of $3.68 per share on October 2, 2025 as reported on The Nasdaq Capital Market, pursuant to Rule 457(a) under the Securities Act.